CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Schedule of Repurchase Agreement Secured with Cash and Investments (Details) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	S/ 6,428,270	S/ 7,829,434
BCRP | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	4,730,494	6,115,254
Barclays Bank PLC | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	508,149	0
Natixis S.A. | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	270,000	270,000
Banco Central de Bolivia | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	236,527	343,571
Banco Santander Perú | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	200,001	0
Banco de la República de Colombia | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	178,172	281,837
Citigroup Global Markets Limited | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	151,335	169,380
Natixis S.A. | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	84,075	94,100
Barclays Capital I.N.C. | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	9,090	9,090
BCRP - Reactiva Perú | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	0	459,775
BCRP - Reactiva Perú Especial | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	0	19,212
Balance before accrued interest | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	6,367,843	7,762,219
Accrued interest | Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	S/ 60,427	67,215
Repurchase Agreements
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Fixed interest annual rate	0.50%
Agreement grace period	12 months
Maximum exposure to credit risk		S/ 533,100